Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		1,268,360
Weighted average remaining life (years), Outstanding options		6 years 6 months
Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		759,740
Weighted average remaining life (years), Outstanding options		5 years
$2.75 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		142,094
Weighted average remaining life (years), Outstanding options		2 years 1 month 6 days
$2.75 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		142,094
Weighted average remaining life (years), Outstanding options		2 years 1 month 6 days
$5.50 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		182,515
Weighted average remaining life (years), Outstanding options		2 years 10 months 24 days
$5.50 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		182,515
Weighted average remaining life (years), Outstanding options		2 years 10 months 24 days
$32.27 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options
Weighted average remaining life (years), Outstanding options
$32.27 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options
Weighted average remaining life (years), Outstanding options		0 years
$38.26 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		11,827
Weighted average remaining life (years), Outstanding options		8 years 2 months 12 days
$38.26 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		11,272
Weighted average remaining life (years), Outstanding options		8 years 2 months 12 days
$45.20 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		406,779
Weighted average remaining life (years), Outstanding options		6 years 4 months 24 days
$45.20 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		321,848
Weighted average remaining life (years), Outstanding options		6 years 4 months 24 days
$101.64 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		56,050
Weighted average remaining life (years), Outstanding options		8 years 2 months 12 days
$101.64 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		16,345
Weighted average remaining life (years), Outstanding options		8 years 2 months 12 days
$102.50 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		454,295
Weighted average remaining life (years), Outstanding options		9 years
$102.50 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		81,966
Weighted average remaining life (years), Outstanding options		8 years
$106.67 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		4,800
Weighted average remaining life (years), Outstanding options		8 years 8 months 12 days
$106.67 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		1,200
Weighted average remaining life (years), Outstanding options		8 years 8 months 12 days
$136.47 [Member] | Outstanding Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		10,000
Weighted average remaining life (years), Outstanding options		8 years 7 months 6 days
$136.47 [Member] | Exercisable Options [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options		2,500
Weighted average remaining life (years), Outstanding options		8 years 7 months 6 days